Financial Instruments	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Financial Instruments
18.	Financial instruments
(a) Risk management
The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2024.
(i)
Credit
risk
Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank.
Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank. The Bank uses the Internal Ratings-Based approach (IRB) for all material Canadian, U.S. and European portfolios, and for a significant portion of the international corporate and commercial portfolios. The remaining portfolios, including other international portfolios, are treated under the standardized approach. Under the IRB approach, the Bank uses internal risk parameter estimates, based on historical experience.
Under

the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies and/or based on the counterparty type for non-retail
exposures and product type for retail

exposures.

Exposure at default (1)	As at
	July 31, 2025			April 30 2025	October 31 2024
($ millions)	IRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$448,236	$68,656	$516,892	$514,085	$535,326
Undrawn commitments	86,620	4,763	91,383	92,503	99,011
Other exposures (4)	141,016	21,712	162,728	157,911	131,677
Total non-retail	$675,872	$95,131	$771,003	$764,499	$766,014
Retail (5)
Drawn	$308,781	$120,887	$429,668	$428,128	$417,760
Undrawn commitments	115,642	10,037	125,679	124,032	121,609
Other exposures	–	69	69	66	62
Total retail	$424,423	$130,993	$555,416	$552,226	$539,431
Total	$1,100,295	$226,124	$1,326,419	$1,316,725	$1,305,445
(1)	After credit risk mitigation and excludes equity securities, centralized counterparties and other assets.
(2)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

Credit quality of
non-retail
exposures
The Bank’s
non-retail
portfolio is well diversified by industry. A significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2024.
Credit quality of retail exposures
The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of July 31, 2025, 23% (April 30, 2025 – 23%; October 31, 2024 – 24%) of the Canadian residential mortgage portfolio is insured. The average loan-to-value
ratio of the uninsured portion of the Canadian residential mortgage portfolio is 52% (April 30, 2025 – 52%; October 31, 2024 – 51%).
Retail standardized portfolio
The retail standardized portfolio of $131 billion as at July 31, 2025 (April 30, 2025 – $129 billion; October 31, 2024 – $127 billion) was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in Latin America and the Caribbean. Of the total retail standardized exposures, $65 billion (April 30, 2025 – $65 billion; October 31, 2024 – $64 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value
ratio of below 80%.
(ii) Liquidity risk
Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. The Bank’s liquidity risk is subject to extensive risk management controls and is managed within the framework of policies and limits approved by the Board. The Board receives reports on risk exposures and performance against approved limits. The Asset/Liability Committee (ALCO) provides senior management oversight of liquidity risk.
The key elements of the Bank’s liquidity risk management framework include:

•	liquidity risk measurement and management limits, including limits on maximum net cash outflow by currency over specified short-term horizons;

•	prudent diversification of its wholesale funding activities by using a number of different funding programs to access the global financial markets and manage its maturity profile, as appropriate;

•	large holdings of liquid assets to support its operations, which can generally be sold or pledged to meet the Bank’s obligations;

•	liquidity stress testing, including Bank-specific, global-systemic, and combination systemic/specific scenarios; and

•	liquidity contingency planning.
The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.
(iii)
Market
risk
Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations among them, and their levels of volatility.
Interest rate risk
Interest rate risk is the risk of loss due to the following: changes in the level, slope and curvature of the yield curve; the volatility of interest rates and changes in customers’ preferences (e.g. mortgage prepayment rates).
Non-trading
foreign currency risk
Foreign currency risk is the risk of loss due to changes in spot and forward rates.
As at July 31, 2025, a one per cent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax
annual earnings by approximately $44 million (April 30, 2025 – $40 million; July 31, 2024 – $48 million) in the absence of hedging activity, due primarily from exposure to U.S. dollars from the Bank’s operations in the U.S. and activities conducted internationally in this currency and from exposures to Latin American currencies.
A similar change in the Canadian dollar as at July 31, 2025, would increase (decrease) the unrealized foreign currency translation losses in the accumulated other comprehensive income section of shareholders’ equity by approximately $368 million (April 30, 2025 – $357 million; July 31, 2024 – $339 million), net of hedging.
Non-trading
equity risk
Equity risk is the risk of loss due to adverse movements in equity prices. The Bank is exposed to equity risk through its investment equity portfolios. The fair value of investment equity securities is shown in Note 6.

Trading portfolio risk management
Value at Risk (VaR) is a key measure of market risk in the Bank’s trading activities. The table below shows the Bank’s VaR by risk factor:

	As at or for the three months ended
	July 31, 2025						April 30, 2025		July 31, 2024
($millions)	As at	Average	High		Low		As at	Average	As at	Average
Credit spread plus interest rate	$13.5	$14.3	$17.5		$12.2		$14.3	$14.2	$9.8	$12.7
Credit spread (1)	9.0	11.1	14.0		8.2		12.0	12.4	6.1	7.7
Interest rate	10.2	11.2	15.6		8.5		8.6	12.8	7.3	13.7
Equities	4.6	4.1	8.4		2.5		8.2	6.1	5.1	4.6
Foreign exchange	2.8	2.8	5.7		1.1		1.4	2.0	2.4	2.1
Commodities	4.1	3.4	4.9		2.3		2.5	2.8	3.8	2.1
Debt specific (1)	n/a	n/a	n/a		n/a		n/a	n/a	3.1	3.0
Diversification effect	(12.9)	(11.5)	nm	(2)	nm	(2)	(14.3)	(11.0)	(15.1)	(10.6)
Total VaR	$12.1	$13.1	$18.3		$9.7		$12.1	$14.1	$9.1	$13.9
(1)	Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR.
(2)	Not meaningful.
(b) Financial instruments designated at fair value through profit or loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted at a benchmark rate.
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended			As at
($ millions)	July 31 2025	April 30 2025	July 31 2024	July 31 2025	April 30 2025	July 31 2024	July 31 2025	April 30 2025	July 31 2024
Liabilities
Senior note liabilities (3)	$43,536	$39,127	$37,754	$(1,633)	$1,611	$(1,478)	$4,604	$6,237	$3,981
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instrument’s date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at July 31, 2025	$48,140	$43,536	$4,604	$(562)	$(1,227)
As at April 30, 2025	$45,364	$39,127	$6,237	$512	$(665)
As at July 31, 2024	$41,735	$37,754	$3,981	$127	$(867)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

(c) Financial instruments – fair value
Fair value of financial instruments
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
Refer to Note 8 of the Bank’s audited consolidated financial statements in the 2024 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2025		April 30, 2025		October 31, 2024
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$69,701	$69,701	$63,577	$63,577	$63,860	$63,860
Trading assets	136,485	136,485	128,987	128,987	129,727	129,727
Securities purchased under resale agreements and securities borrowed	185,360	185,360	192,632	192,632	200,543	200,543
Derivative financial instruments	43,801	43,801	47,937	47,937	44,379	44,379
Investment securities – FVOCI and FVTPL	124,228	124,228	127,837	127,837	123,420	123,420
Investment securities – amortized cost	24,100	24,923	25,744	26,454	28,422	29,412
Loans	760,294	761,560	753,808	756,372	757,825	760,829
Customers’ liability under acceptances	133	133	189	189	148	148
Other financial assets	25,164	25,164	28,441	28,441	22,467	22,467
Liabilities:
Deposits	945,377	946,842	945,024	945,843	941,290	943,849
Financial instruments designated at fair value through profit or loss	43,536	43,536	39,127	39,127	36,341	36,341
Acceptances	134	134	190	190	149	149
Obligations related to securities sold short	34,675	34,675	36,543	36,543	35,042	35,042
Derivative financial instruments	52,916	52,916	61,933	61,933	51,260	51,260
Obligations related to securities sold under repurchase agreements and securities lent	182,223	182,223	177,987	177,987	190,449	190,449
Subordinated debentures	7,683	7,604	7,832	7,891	7,814	7,833
Other financial liabilities	51,924	52,075	49,414	49,560	53,342	53,387
(d) Fair value hierarchy
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Quoted prices are not always available for
over-the-counter
transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets, illiquid markets or when using models where observable parameters do not exist, greater management judgement is required for valuation purposes. Valuations that require the significant use of unobservable inputs are classified as Level 3.

The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	July 31, 2025				April 30, 2025
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$5,832	$–	$5,832	$–	$5,971	$–	$5,971
Trading assets
Loans	–	7,918	179	8,097	–	7,840	1	7,841
Canadian federal government and government guaranteed debt	15,742	2,963	–	18,705	13,415	2,518	–	15,933
Canadian provincial and municipal debt	7,835	3,005	–	10,840	7,416	2,889	–	10,305
U.S. treasury and other U.S. agencies’ debt	12,156	–	–	12,156	9,155	–	–	9,155
Other foreign governments’ debt	916	10,402	–	11,318	1,436	9,842	–	11,278
Corporate and other debt	2,720	6,969	–	9,689	3,156	7,387	–	10,543
Equity securities	62,105	624	5	62,734	60,775	305	8	61,088
Other	–	2,946	–	2,946	–	2,844	–	2,844
	$101,474	$34,827	$184	$136,485	$95,353	$33,625	$9	$128,987
Investment securities (2)
Canadian federal government and government guaranteed debt	$14,691	$8,029	$–	$22,720	$14,649	$7,501	$–	$22,150
Canadian provincial and municipal debt	15,421	4,954	–	20,375	15,736	6,278	–	22,014
U.S. treasury and other U.S. agencies’ debt	42,584	6,891	–	49,475	42,374	7,147	–	49,521
Other foreign governments’ debt	2,997	22,744	–	25,741	3,861	24,494	–	28,355
Corporate and other debt	135	3,282	32	3,449	194	3,243	35	3,472
Equity securities	100	323	2,045	2,468	95	277	1,953	2,325
	$75,928	$46,223	$2,077	$124,228	$76,909	$48,940	$1,988	$127,837
Derivative financial instruments
Interest rate contracts	$–	$9,779	$2	$9,781	$–	$10,988	$2	$10,990
Foreign exchange and gold contracts	–	25,443	–	25,443	–	29,169	1	29,170
Equity contracts	636	5,037	33	5,706	232	4,102	45	4,379
Credit contracts	–	233	1	234	–	357	1	358
Commodity contracts	–	2,624	13	2,637	–	3,033	7	3,040
	$636	$43,116	$49	$43,801	$232	$47,649	$56	$47,937
Liabilities:
Deposits (3)	$–	$272	$–	$272	$–	$191	$–	$191
Financial liabilities designated at fair value through profit or loss	–	43,536	–	43,536	–	39,127	–	39,127
Obligations related to securities sold short	29,778	4,897	–	34,675	30,477	6,066	–	36,543

Derivative financial instruments
Interest rate contracts	–	17,645	2	17,647	–	17,861	13	17,874
Foreign exchange and gold contracts	–	24,288	–	24,288	–	32,294	–	32,294
Equity contracts	732	7,547	38	8,317	506	7,378	38	7,922
Credit contracts	–	25	1	26	–	22	–	22
Commodity contracts	–	2,628	10	2,638	–	3,808	13	3,821
	$732	$52,133	$51	$52,916	$506	$61,363	$64	$61,933
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $24,923 (April 30, 2025 – $26,454).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

	As at October 31, 2024
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$2,540	$–	$2,540
Trading assets
Loans	–	7,649	–	7,649
Canadian federal government and government guaranteed debt	11,229	3,742	–	14,971
Canadian provincial and municipal debt	6,228	2,185	–	8,413
U.S. treasury and other U.S. agencies’ debt	15,050	–	–	15,050
Other foreign governments’ debt	422	9,932	–	10,354
Corporate and other debt	4,940	6,990	4	11,934
Equity securities	59,081	88	21	59,190
Other	–	2,166	–	2,166
	$96,950	$32,752	$25	$129,727
Investment securities (2)
Canadian federal government and government guaranteed debt	$12,739	$8,801	$–	$21,540
Canadian provincial and municipal debt	12,823	4,702	–	17,525
U.S. treasury and other U.S. agencies’ debt	39,999	6,377	–	46,376
Other foreign governments’ debt	3,940	25,346	–	29,286
Corporate and other debt	133	3,359	35	3,527
Equity securities	2,983	317	1,866	5,166
	$72,617	$48,902	$1,901	$123,420
Derivative financial instruments
Interest rate contracts	$–	$11,584	$–	$11,584
Foreign exchange and gold contracts	–	26,004	–	26,004
Equity contracts	150	4,313	44	4,507
Credit contracts	–	180	2	182
Commodity contracts	–	2,095	7	2,102
	$150	$44,176	$53	$44,379
Liabilities:
Deposits (3)	$–	$193	$–	$193
Financial liabilities designated at fair value through profit or loss	–	36,341	–	36,341
Obligations related to securities sold short	30,721	4,319	2	35,042

Derivative financial instruments
Interest rate contracts	–	17,895	13	17,908
Foreign exchange and gold contracts	–	25,900	–	25,900
Equity contracts	139	4,687	19	4,845
Credit contracts	–	46	1	47
Commodity contracts	–	2,550	10	2,560
	$139	$51,078	$43	$51,260
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $29,412.
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.
Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at July 31, 2025, in the fair value hierarchy comprised of loans, corporate bonds, equity securities and derivatives.

Scotiabank Third Quarter Report 2025	91

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2025.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at July 31, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$1	$–	$–	$–	$–	$178	$179	$–
Equity securities	8	–	–	2	(3)	(2)	5	–
	9	–	–	2	(3)	176	184	–
Investment securities
Corporate and other debt	35	(4)	(1)	–	–	2	32	(4)
Equity securities	1,953	47	4	49	(18)	10	2,045	43
	1,988	43	3	49	(18)	12	2,077	39
Derivative financial instruments – assets
Interest rate contracts	2	–	–	2	(2)	–	2	–
Foreign exchange and gold contracts	1	–	–	–	–	(1)	–	–
Equity contracts	45	(7)	–	1	–	(6)	33	(7	) (3)
Credit contracts	1	–	–	–	–	–	1	–
Commodity contracts	7	6	–	–	–	–	13	6

Derivative financial instruments – liabilities
Interest rate contracts	(13)	–	–	(1)	14	(2)	(2)	–
Equity contracts	(38)	(5)	–	(7)	–	12	(38)	(5	) (3)
Credit contracts	–	–	–	(1)	–	–	(1)	–
Commodity contracts	(13)	3	–	–	–	–	(10)	3
	(8)	(3)	–	(6)	12	3	(2)	(3)
Total	$1,989	$40	$3	$45	$(9)	$191	$2,259	$36
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2025 and October 31, 2024.

	As at April 30, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$10	$–	$–	$3	$(2)	$(2)	$9
Investment securities	2,012	13	54	29	(111)	(9)	1,988
Derivative financial instruments	20	(15)	–	–	8	(21)	(8)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$48	$–	$–	$3	$(6)	$(20)	$25
Investment securities	1,822	13	1	72	(40)	33	1,901
Derivative financial instruments	35	1	–	(2)	(8)	(16)	10
Obligations related to securities sold short	–	–	–	–	–	(2)	(2)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
The following significant transfers made between Level 1 and 2, were based on whether the fair value was determined using quoted market prices from an active market.
During the three months ended July 31, 2025:

•	Trading assets of $868 million, investment securities of $1,077 million and obligations related to securities sold short of $517 million were transferred out of Level 2 into Level 1.

•	Trading assets of $1,004 million, investment securities of $2,047 million and obligations related to securities sold short of $466 million were transferred out of Level 1 into Level 2.
During the three months ended April 30, 2025:

•	Trading assets of $2,003 million, investment securities of $6,624 million and obligations related to securities sold short of $1,038 million were transferred out of Level 2 into Level 1.

•	Trading assets of $913 million, investment securities of $463 million and obligations related to securities sold short of $832 million were transferred out of Level 1 into Level 2.
During the three months ended October 31, 2024:

•	Trading assets of $1,873 million, investment securities of $4,558 million and obligations related to securities sold short of $447 million were transferred out of Level 2 into Level 1.

•	Trading assets of $1,503 million, investment securities of $3,135 million and obligations related to securities sold short of $296 million were transferred out of Level 1 into Level 2.
During the three months ended July 31, 2025, trading loans of $
178
million were transferred out of Level 2 into Level 3. Transfers were a result of the change in the observability of the price used for valuing the loans.
There were no
significant transfers into and out of Level 3 during the three months ended April 30, 2025 and October 31, 2024.
Level 3 sensitivity
The Bank applies judgement in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
Refer to Note 8 of the Bank’s audited consolidated financial statements for the year ended October 31, 2024 for a description of the significant unobservable inputs for Level 3 instruments and the potential effect that a change in each unobservable input may have on the fair value measurement. There have been no significant changes to the Level 3 sensitivities during the quarter.